Employee benefits - Fair value of plan assets - Reconciliation (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of net defined benefit liability (asset) [abstract]
Net interest on the net defined liability	€ (21)	€ (28)	€ (29)
Plan assets [member]
Disclosure of net defined benefit liability (asset) [abstract]
Total-opening balance	395	380	345
Net interest on the net defined liability	7	9	9
Actuarial losses/(gains) arising from experience	20	28	4
Employer contributions	18	37	26
Benefits paid	(22)	(24)	(18)
Others	(9)	(35)	14
Total-closing balance	409	395	€ 380
Annuity-based defined benefit plans [member] | Plan assets [member]
Disclosure of net defined benefit liability (asset) [abstract]
Total-opening balance	389
Net interest on the net defined liability	7
Actuarial losses/(gains) arising from experience	20
Employer contributions	18
Benefits paid	(16)
Others	(9)
Total-closing balance	409	389
Other long-term benefits [member] | Plan assets [member]
Disclosure of net defined benefit liability (asset) [abstract]
Total-opening balance	6
Benefits paid	€ (6)
Total-closing balance		€ 6